POST-EMPLOYMENT BENEFIT	12 Months Ended
Dec. 31, 2023
POST-EMPLOYMENT BENEFIT
POST-EMPLOYMENT BENEFIT
23. POST-EMPLOYMENT BENEFIT
Accounting policy

The cost of defined benefit pension plans and other post-employment and the present value of the pension obligation is determined using actuarial valuations. An actuarial valuation involves the use of various assumptions which may differ from actual results in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. A defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed by management at each reporting date.

           i. Defined contribution

A defined contribution plan is a post-employment benefit plan in which the Company pays fixed contributions to a separate entity and has no legal or constructive obligation to pay additional amounts. Obligations for contributions to defined contribution plans are recorded as an employee benefit expense in the financial results during the periods in which the related services are rendered by employees. Contributions to a defined contribution plan that are due more than 12 months after the end of the service period are discounted to their present value.

The Company sponsors a defined contribution private pension plan named Plano de Aposentadoria FuturaFlex (for the employees of Compass, Comgás and Commit), managed by FuturaMais – Complementary Pension Fund Entity (Entidade de Previdência Complementar) (formerly named RaizPrev – Private Pension Fund Entity (Entidade de Previdência Privada), which merged Futura II –Entidade de Previdência Complementar). The Entity has administrative, asset and financial autonomy, and has as object the management and execution of social security benefit plans, as defined in the Regulation of Benefit Pension Plans.

          ii. Variable contribution

A variable contribution plan is also known as a mixed plan that brings together aspects of the BD – defined benefit and the DC – defined contribution.

The other companies of the Group sponsor a supplementary pension plan structured in the Variable Contribution modality, called the Future Retirement Plan II, also managed by FuturaMais – Complementary Pension Fund Entity (formerly called RaizPrev – Private Pension Entity, which incorporated Futura II – Complementary Pension Entity). It brings together the characteristics of the Defined Contribution for scheduled benefits (normal and early retirement) and the Defined Benefit for risk benefits (sickness benefit, disability, savings and death pension).

          iii. Defined benefit

The defined benefit plan is a plan in which the participants have the due benefit established by means of regulatory provisions. The cost is determined through actuarial evaluations, which are conducted at least annually based on assumptions.

The Pension Plan, managed by Futura – Entidade de Previdência Complementar, is sponsored by Cosan Lubrificantes e Especialidades S.A., and is closed since 2011.

According to the regulation, which leads the Company to adopt such a provision in the present value of benefits and that assisted participants receive annuity according to the plan. The main actuarial risks are:

a) life expectancy longer than specified in the mortality table;

b) the return on equity under the actuarial discount rate plus the accrued IGP-DI; and

c) real family structure of different hypotheses of established retirement.

iv. Health insurance

The Subsidiary Comgás offers the following post-employment health care benefits, granted to former employees and their dependents who retired up to May 31, 2000. After this date, only employees with 20 years contribution to Social Security (Instituto Nacional do Seguro Social), or “INSS,” and 15 years uninterrupted work at the Company up to May 31, 2000, are entitled to this defined benefit plan, provided that, on the date of retirement, they were working at the Company.

The liability recognized in the statement of financial position in respect of defined benefit post-employment plans is calculated annually by independent actuaries.

The amount recognized in the statement of financial position in relation to health plan liabilities represents the present value of the obligations less the fair value of the assets, including actuarial gains and losses. Remeasurement of the net obligation, which include: actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset cap (if any, excluding interest), are recognized immediately in other comprehensive income. Net interest and other expenses related to defined benefit plans are recognized in profit or loss.

Actuarial gains and losses based on experience adjustments and changes in actuarial assumptions are recognized directly in equity as other comprehensive income, when incurred.

	Consolidated
	12/31/2023	12/31/2022
Defined contribution
Futura II	333	332
Defined benefit
Futura	175,150	127,351
Health Insurance	442,164	448,157
	617,314	575,508
	617,647	575,840

a) Defined contribution

During the year ended December 31, 2023, the amount of employee contributions was R$103 (R$303 and R$217 as of December 31, 2022 and 2021 respectively).

b) Defined benefit

Futura: The subsidiary CLE sponsors Futura - Entidade de Previdência Complementar ("Futura"), formerly known as Previd Exxon - Entidade de Previdência Complementar, whose primary objective is to provide supplemental benefits within certain limits established by the Retirement Plan regulations. On 5 May 2011, the competent authorities authorized a modification to this plan to exclude new participants. The contributions totaled R$13,199 for the year ending December 31, 2023 (R$60,827 and R$5,166 for the years ended on December 31, 2022 and 2021 respectively). The obligation's weighted average duration is 8.9 years (8.7 years as of December 31, 2022).

c) Health insurance

Comgás: Obligations related to post-employment benefit plans, which include medical assistance and retirement incentives, sick pay and disability pension.

The defined benefit pension plan is governed by Brazilian labor laws, which mandate that final salary payments during retirement be adjusted for the consumer price index at the time of payment. The level of benefits provided is dependent on the member's length of service and final salary. During the year ended December 31, 2023, the contributions amounted to R$27,088 (R$27,118 and R$25,169 for the years ended December 31, 2022 and 2021 respectively). The weighted average duration of the obligation is 10.9 years (10.6 years in 2022).

Details of the present value of the defined benefit obligation and the fair value of plan assets are as follows:

	12/31/2023	12/31/2022	12/31/2021
Actuarial obligation at beginning of the year	1,097,982	1,161,693	1,249,156
Current service cost	157	219	487
Cost of past services	—	319	—
Interest on actuarial obligation	107,057	98,343	88,299
Early settlement in the plan	—	(3,081)	—
Actuarial (gain) loss arising from financial assumptions	62,807	(88,709)	(183,159)
Actuarial loss (gain) arising from experience adjustment	(62,889)	14,319	77,111
Actuarial gains arising from demographic assumptions	22,116
Benefit payments	(85,389)	(85,121)	(70,201)
Actuarial obligation at the end of the year	1,141,841	1,097,982	1,161,693

Fair value of plan assets at the beginning of the year	(522,474)	(492,408)	(520,608)
Interest income	(49,720)	(42,224)	(35,809)
Return on investments in the year (excluding interest income)	2,443	11,405	24,143
Early settlement in the plan	—	3,698	—
Employer contributions	(40,278)	(87,945)	(30,336)
Benefit payments	85,502	85,000	70,202
Fair value of plan assets at the end of the year	(524,527)	(522,474)	(492,408)

Net defined benefit liability	617,314	575,508	669,285

The total expense recognized in the financial results is as follows:

	12/31/2023	12/31/2022	12/31/2021
Current service cost	(157)	(219)	(487)
Interest on actuarial obligation	(57,337)	(56,119)	(52,490)
	(57,494)	(56,338)	(52,977)

Total amount recognized as accumulated other comprehensive income:

	12/31/2023	12/31/2022	12/31/2021
Accumulated at the beginning of the year	204,788	141,803	59,904
Actuarial gain (loss) arising from financial assumptions	(62,807)	88,709	183,156
Actuarial (loss) gain arising from experience adjustment	62,889	(14,319)	(77,112)
Actuarial loss arising from demographic assumptions	(22,116)	—	—
Return on investments in the year (excluding interest income)	(2,443)	(11,405)	(24,145)
Accumulated at the end of the year	180,311	204,788	141,803

The plan's assets consist of the following:

	12/31/2023		12/31/2022
	Value	%	Value	%
Fixed income	523,743	100.00%	496,950	95.28%
Others	—	—	24,618	4.72%
	523,743	100.00%	521,568	100.00%

Plan assets consist of financial assets quoted on active markets and are therefore classified as Levels 1 and 2 in the fair value hierarchy. The expected rate of return on plan assets is determined based on market expectations applicable to the period during which the obligation is to be settled at the time the rate is determined.

The following are the primary assumptions used to determine the Company's and its subsidiaries' benefit obligations:

	Futura		Health insurance
	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Discount rate	9.29%	10.03%	10.12% p.a.	10.45%
Inflation rate	3.50%	3.50%	4.50% p.a.	4.25%
Future salary increases	N/A	N/A	N/A	N/A
Morbidity (aging factor)	N/A	N/A	3.00%	3.00%
Future pension increases	3.50%	3.50%	3.00% p.a.	3.00%
Overall mortality (segregated by sex)	N/A	N/A	AT-2000(smoothed in 10%)	AT-2000
Disability mortality	N/A	N/A	IAPB-1957	IAPB-1957
Entry into disability (modified)	N/A	N/A	UP-84 modified	UP-84 modified
Turnover	N/A	N/A	0.60/ (service time +1)	0.60/ (service time +1)

Sensitivity analysis

Changes in the discount rate to the date of the financial position is one of the relevant actuarial assumptions, while other assumptions are maintained, as it impacts the defined benefit obligation as shown below:

	Discount rate
	Increase 0.50%	Reduction (0.50)%
Futura	672,044	727,827
Health insurance	(23,123)	20,998

There have been no changes regarding the biometric and demographic assumptions compared to previous years and the methods adopted in preparing the sensitivity analysis.